Retirement Benefit Plans - Total Accumulated Benefit Obligations and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	$ 380.6	$ 366.8
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1.3	1.5
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total accumulated benefit obligations	640.3	548.6
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	24.9	24.5
Plan assets at fair market value	$ 8.6	$ 7.9